SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently issued accounting pronouncements (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Cumulative effective adjustment, Increase in accumulated earnings	$ 1.3